UNITED STATES
                        SECURITIES AND EXCHANGE COMMISION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:  March 31, 2004

Check here if Amendment [  ];  Amendment Number: ____
  This Amendment (Check only one.)           [  ] is a restatement.
                                             [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Abingdon Capital Management
          --------------------------------------
Address:  1320 Old Chain Bridge Road Suite 230
          --------------------------------------
          McLean, VA 22101
          --------------------------------------


Form 13F File Number:  28- 10324

The institutional investment manager filing this report and the person by whom it is signed hereby represents the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Robert Bryan Jacoboski
        -------------------------
Title:  President
        -------------------------
Phone:  703-748-1176
        -------------------------

Signature, Place, and Date of Signing:

Robert Bryan Jacoboski                 McLean, VA                 May 10, 2005
-----------------------             ---------------          -------------------
    [Signature]                      [City, State]                  [Date]


Report Type (Check only one.):

[X] 13F Holdings Report. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F Combination Report. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:       ZERO
                                         -----------

Form 13F Information Table Entry Total:  14

Form 13F Information Table Value Total:  557,485
                                         -----------
                                         (thousands)



List of Other Included Managers:         NONE
                                         -----------

Column 1                   Column 2       Column 3  Column 4   Column 5       Column 6    Column 7            Column 8
--------                  ---------       --------  --------   --------      ----------   --------
                                                     Value   SHRS OR  SH/    Investment    Other          Voting Authority
Name of Issuer          Title of Class    CUSIP     (x1000)  PRN AMT  PRN    Discretion   Managers     Sole    Shared    None
--------------          --------------   ---------  -------  -------  ---    ---------   ---------    -------  -------   -----
ABITIBI-CONSOLIDATED INC        COM      003924107   12,241  2,887,000 SH    SOLE           N/A       2,887,000   0       0

AMERICAN INTL GROUP INC         COM      026874107   73,066  1,436,900 SH    SOLE           N/A       1,436,900   0       0

CERIDIAN CORP                   COM      156779100   23,912  1,417,400 SH    SOLE           N/A       1,417,400   0       0

CITIGROUP INC                   COM      172967101   78,653  1,674,900 SH    SOLE           N/A       1,674,900   0       0

CONSOLIDATED TOMOKA LD CO       COM      210226106    2,430     39,800 SH    SOLE           N/A          39,800   0       0

COUNTRYWIDE FINANCIAL           COM      222372104   24,481    676,452 SH    SOLE           N/A         676,452   0       0

COVENTRY HEALTH CARE INC        COM      222862104   21,508    314,300 SH    SOLE           N/A         314,300   0       0

DEX MEDIA                       COM      25212E100   36,446  1,664,200 SH    SOLE           N/A       1,664,200   0       0

ENDURANCE SPECIALTY HLDGS LTD   SHS      G30397106   25,297    698,800 SH    SOLE           N/A         698,800   0       0

FEDERAL NATL MTG ASSN           COM      313586109   74,419  1,379,400 SH    SOLE           N/A       1,379,400   0       0

FEDERAL HOME LN MTG CORP        COM      313400301   75,341  1,224,657 SH    SOLE           N/A       1,224,657   0       0

SOUTHWEST AIRLINES CO.          COM      844741108    9,855    662,300 SH    SOLE           N/A         662,300   0       0

WAL MART STORES INC             COM      931142103   72,025  1,527,900 SH    SOLE           N/A       1,527,900   0       0

WELLPOINT HEALTH NETWORK        COM      94973H108   27,811    217,700 SH    SOLE           N/A         217,700   0       0


               TOTAL MARKET VALUE                   557,485

